ORGANIZATION - Consolidated VIE Structured by the Contractual Agreements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 23,099,114		¥ 18,291,978		$ 3,165,129
Total liabilities	10,046,504		8,577,533		$ 1,376,610
Total net revenues	34,474,814	$ 4,723,872	24,903,166	¥ 13,292,982
Net loss	2,931,703	401,712	2,847,933	488,246
Net cash provided by operating activities	4,229,272	579,510	2,900,425	19,818
Net cash used in investing activities	(3,209,806)	(439,820)	(3,447,099)	(798,046)
Net cash (used in)/ provided by financing activities	333,600	45,711		(2,276,260)
Effect of foreign exchange rate changes on cash and cash equivalents	14,976	2,052	7,398	77,133
Net increase/(decrease) in cash and cash equivalents	1,368,042	187,453	(539,276)	(2,977,355)
Cash and cash equivalents and restricted cash at beginning of years	3,038,643	416,367	3,577,919	6,555,274
Cash and cash equivalents and restricted cash at end of years	4,406,685	603,820	3,038,643	3,577,919
VIE
Variable Interest Entity [Line Items]
Total assets			2
Total liabilities			4,336
Net loss	145	20	¥ (9,233)	¥ (23,542)
Net cash provided by operating activities	12	2
Net cash used in investing activities	¥ (12)	$ (2)